As filed with the Securities and Exchange Commission on November 3, 2017.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08272

TRANSAMERICA PARTNERS PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – November 2, 2017

Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant : Transamerica Partners Portfolios

The funds listed below did not vote proxies relating to portfolio securities during the period covered by this report.

Transamerica Partners Government Money Market Portfolio

Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant : Transamerica Partners Portfolios

Fund Name : Transamerica Partners Balanced Portfolio

________________________________________________________________________________
Constellation Brands, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
STZ        CUSIP 21036P108          07/18/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Jerry     Mgmt       For        For        For
            Fowden

2          Elect Director Barry     Mgmt       For        For        For
            A.
            Fromberg

3          Elect Director Robert    Mgmt       For        For        For
            L.
            Hanson

4          Elect Director Ernesto   Mgmt       For        For        For
            M.
            Hernandez

5          Elect Director James     Mgmt       For        For        For
            A. Locke,
            III

6          Elect Director Daniel    Mgmt       For        For        For
            J.
            McCarthy

7          Elect Director Richard   Mgmt       For        For        For
            Sands

8          Elect Director Robert    Mgmt       For        For        For
            Sands

9          Elect Director Judy A.   Mgmt       For        For        For
            Schmeling

10         Elect Director Keith     Mgmt       For        For        For
            E.
            Wandell

11         Ratify KPMG LLP as       Mgmt       For        For        For
            Auditors

12         Advisory Vote to         Mgmt       For        For        For
            Ratify Named
            Executive Officers'
            Compensation

13         Advisory Vote on Say     Mgmt       1 Year     1 Year     For
            on Pay
            Frequency

14         Amend Omnibus Stock      Mgmt       For        For        For
            Plan

________________________________________________________________________________
Digital Realty Trust, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
DLR        CUSIP 253868103          09/13/2017            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Issue Shares in          Mgmt       For        For        For
            Connection with
            Acquisition

2          Adjourn Meeting          Mgmt       For        For        For
________________________________________________________________________________
FedEx Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
FDX        CUSIP 31428X106          09/25/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director James     Mgmt       For        For        For
            L.
            Barksdale

2          Elect Director John A.   Mgmt       For        For        For
            Edwardson

3          Elect Director Marvin    Mgmt       For        For        For
            R.
            Ellison

4          Elect Director John C.   Mgmt       For        For        For
            ("Chris")
            Inglis

5          Elect Director           Mgmt       For        For        For
            Kimberly A.
            Jabal

6          Elect Director Shirley   Mgmt       For        For        For
            Ann
            Jackson

7          Elect Director R. Brad   Mgmt       For        For        For
            Martin

8          Elect Director Joshua    Mgmt       For        For        For
            Cooper
            Ramo

9          Elect Director Susan     Mgmt       For        For        For
            C.
            Schwab

10         Elect Director           Mgmt       For        For        For
            Frederick W.
            Smith

11         Elect Director David     Mgmt       For        For        For
            P.
            Steiner

12         Elect Director Paul S.   Mgmt       For        For        For
            Walsh

13         Advisory Vote to         Mgmt       For        For        For
            Ratify Named
            Executive Officers'
            Compensation

14         Advisory Vote on Say     Mgmt       1 Year     1 Year     For
            on Pay
            Frequency

15         Amend Omnibus Stock      Mgmt       For        For        For
            Plan

16         Ratify Ernst & Young     Mgmt       For        For        For
            LLP as
            Auditors

17         Amend Proxy Access       ShrHldr    Against    Against    For
            Right

18         Report on Lobbying       ShrHldr    Against    Against    For
            Payments and
            Policy

19         Provide For              ShrHldr    Against    Against    For
            Confidential Running
            Vote Tallies On
            Executive Pay
            Matters

20         Report on Company        ShrHldr    Against    Against    For
            Non-Discrimination
            Policies in States
            with
            Pro-Discrimination
            Laws

________________________________________________________________________________
Microchip Technology Incorporated
Ticker     Security ID:             Meeting Date          Meeting Status
MCHP       CUSIP 595017104          08/22/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Steve     Mgmt       For        For        For
            Sanghi

2          Elect Director Matthew   Mgmt       For        For        For
            W.
            Chapman

3          Elect Director L.B. Day  Mgmt       For        For        For
4          Elect Director Esther    Mgmt       For        For        For
            L.
            Johnson

5          Elect Director Wade F.   Mgmt       For        For        For
            Meyercord

6          Amend Omnibus Stock      Mgmt       For        For        For
            Plan

7          Ratify Ernst & Young     Mgmt       For        For        For
            LLP as
            Auditors

8          Advisory Vote to         Mgmt       For        For        For
            Ratify Named
            Executive Officers'
            Compensation

9          Advisory Vote on Say     Mgmt       1 Year     1 Year     For
            on Pay
            Frequency

________________________________________________________________________________
NIKE, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
NKE        CUSIP 654106103          09/21/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Alan B.   Mgmt       For        For        For
            Graf,
            Jr.

2          Elect Director John C.   Mgmt       For        For        For
            Lechleiter

3          Elect Director           Mgmt       For        For        For
            Michelle A.
            Peluso

4          Advisory Vote to         Mgmt       For        For        For
            Ratify Named
            Executive Officers'
            Compensation

5          Advisory Vote on Say     Mgmt       1 Year     1 Year     For
            on Pay
            Frequency

6          Amend Executive          Mgmt       For        For        For
            Incentive Bonus
            Plan

7          Report on Political      ShrHldr    Against    Against    For
            Contributions
            Disclosure

8          Ratify                   Mgmt       For        For        For
            PricewaterhouseCoopers
            LLP as
            Auditors

________________________________________________________________________________
The J. M. Smucker Company
Ticker     Security ID:             Meeting Date          Meeting Status
SJM        CUSIP 832696405          08/16/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Kathryn   Mgmt       For        For        For
            W.
            Dindo

2          Elect Director Paul J.   Mgmt       For        For        For
            Dolan

3          Elect Director Jay L.    Mgmt       For        For        For
            Henderson

4          Elect Director Nancy     Mgmt       For        For        For
            Lopez
            Knight

5          Elect Director           Mgmt       For        For        For
            Elizabeth Valk
            Long

6          Elect Director Gary A.   Mgmt       For        For        For
            Oatey

7          Elect Director Kirk L.   Mgmt       For        For        For
            Perry

8          Elect Director Sandra    Mgmt       For        For        For
            Pianalto

9          Elect Director Alex      Mgmt       For        For        For
            Shumate

10         Elect Director Mark T.   Mgmt       For        For        For
            Smucker

11         Elect Director Richard   Mgmt       For        For        For
            K.
            Smucker

12         Elect Director Timothy   Mgmt       For        For        For
            P.
            Smucker

13         Elect Director Dawn C.   Mgmt       For        For        For
            Willoughby

14         Ratify Ernst & Young     Mgmt       For        For        For
            LLP as
            Auditors

15         Advisory Vote to         Mgmt       For        For        For
            Ratify Named
            Executive Officers'
            Compensation

16         Advisory Vote on Say     Mgmt       1 Year     1 Year     For
            on Pay
            Frequency

17         Report on Plans to       ShrHldr    Against    Against    For
            Increase Renewable
            Energy
            Use

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS PORTFOLIOS
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	November 3, 2017